Note 7 - Stockholders' Deficit - Shares Reserved for Future Issuance (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common stock options issued and outstanding (in shares)	19,222	19,222
Total (in shares)	127,294	127,294
Warrants Reserve for Series A Convertible Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	330,000	330,000
Series A Preferred Stock [Member]
Series A convertible preferred stock (in shares)	56,673,000	56,673,000
Conversion Of Stock Shares Issued1	11,335	11,335
Series B Preferred Stock [Member]
Series A convertible preferred stock (in shares)	51,069,000	51,069,000
Conversion Of Stock Shares Issued1	10,214	10,214